Summary of Significant Accounting Policies (Details)	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss receivables from customer	$ 526,000			$ 501,000
Allowance for expected credit losses	10,000
Impairment loss of long-term investments			$ 259,000
Finite-lived intangible asset, useful life	2 years
Impairment of long-lived assets	$ 0		0
Employment days	2 months	2 months
Employee contribution for MPF	5.00%	5.00%
MPF per month (in Dollars)		$ 1,500
Government subsidies			26,000
Income tax temporary difference	2,600,000		679,000
Deferred tax asset or liability
Tax benefit percentage	50.00%	50.00%
Potentially dilutive securities	$ 0		$ 0
Equity Method Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage	20.00%